Shareholder Report, Average Annual Return (Details) 9046793_Templeton International Insights ETF_Single Class_TSR Annual {Single Class}	5 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
Templeton International Insights ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Templeton International Insights ETF (NAV)
Average Annual Return, Percent	4.81%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent	2.62%